45. Related party transactions (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Grupo Empresarial Santander S.L. [Member]
Statement Line Items [Line Items]
Common Shares (thousand)	[1]	R$ 1,627,891	R$ 1,107,673	R$ 1,107,673
Common Shares (%)	[1]	42.60%	29.00%	29.00%
Preferred Shares (thousand)	[1]	R$ 1,539,863	R$ 1,019,645	R$ 1,019,645
Preferred Shares (%)	[1]	41.80%	27.70%	27.70%
Total Shares (thousand)	[1]	R$ 3,167,755	R$ 2,127,318	R$ 2,127,318
Total Shares (%)	[1]	42.20%	28.40%	28.40%
Sterrebeeck B.V. [Member]
Statement Line Items [Line Items]
Common Shares (thousand)	[1]	R$ 1,809,583	R$ 1,809,583	R$ 1,809,583
Common Shares (%)	[1]	47.40%	47.40%	47.40%
Preferred Shares (thousand)	[1]	R$ 1,733,644	R$ 1,733,644	R$ 1,733,644
Preferred Shares (%)	[1]	47.10%	47.10%	47.10%
Total Shares (thousand)	[1]	R$ 3,543,227	R$ 3,543,227	R$ 3,543,227
Total Shares (%)	[1]	47.30%	47.30%	47.20%
Banco Santander S.A. [Member]
Statement Line Items [Line Items]
Common Shares (thousand)	[1]	R$ 2,696	R$ 521,964	R$ 521,964
Common Shares (%)	[1]	0.07%	13.70%	13.70%
Preferred Shares (thousand)	[1]		R$ 519,268	R$ 519,268
Preferred Shares (%)	[1]	0.00%	14.10%	14.10%
Total Shares (thousand)	[1]	R$ 2,696	R$ 1,041,232	R$ 1,041,232
Total Shares (%)	[1]	0.04%	13.90%	13.90%
Employees [Member]
Statement Line Items [Line Items]
Common Shares (thousand)		R$ 2,046	R$ 2,526	R$ 2,986
Common Shares (%)		0.05%	0.10%	0.10%
Preferred Shares (thousand)		R$ 2,046	R$ 2,533	R$ 2,987
Preferred Shares (%)		0.06%	0.10%	0.10%
Total Shares (thousand)		R$ 4,092	R$ 5,059	R$ 5,973
Total Shares (%)		0.05%	0.10%	0.10%
Directors [Member]
Statement Line Items [Line Items]
Common Shares (thousand)		R$ 4,034	R$ 4,525	R$ 3,930
Common Shares (%)		0.11%	0.10%	0.10%
Preferred Shares (thousand)		R$ 4,034	R$ 4,524	R$ 3,930
Preferred Shares (%)		0.11%	0.10%	0.10%
Total Shares (thousand)		R$ 8,067	R$ 9,049	R$ 7,860
Total Shares (%)		0.11%	0.10%	0.10%
Others [Member]
Statement Line Items [Line Items]
Common Shares (thousand)		R$ 353,616	R$ 355,722	R$ 359,242
Common Shares (%)		9.30%	9.30%	9.40%
Preferred Shares (thousand)		R$ 381,420	R$ 383,519	R$ 387,045
Preferred Shares (%)		10.40%	10.40%	10.50%
Total Shares (thousand)		R$ 735,036	R$ 739,241	R$ 746,287
Total Shares (%)		9.80%	9.90%	9.90%
Total [Member]
Statement Line Items [Line Items]
Common Shares (thousand)		R$ 3,799,866	R$ 3,801,993	R$ 3,805,378
Common Shares (%)		99.50%	99.60%	99.70%
Preferred Shares (thousand)		R$ 3,661,007	R$ 3,663,133	R$ 3,666,519
Preferred Shares (%)		99.50%	99.50%	99.60%
Total Shares (thousand)		R$ 7,460,873	R$ 7,465,126	R$ 7,471,897
Total Shares (%)		99.50%	99.60%	99.60%
Treasury shares [Member]
Statement Line Items [Line Items]
Common Shares (thousand)		R$ 18,829	R$ 16,702	R$ 13,317
Common Shares (%)		0.50%	0.40%	0.30%
Preferred Shares (thousand)		R$ 18,829	R$ 16,702	R$ 13,317
Preferred Shares (%)		0.50%	0.50%	0.40%
Total Shares (thousand)		R$ 37,658	R$ 33,404	R$ 26,634
Total Shares (%)		0.50%	0.40%	0.40%
Total [Member]
Statement Line Items [Line Items]
Common Shares (thousand)		R$ 3,818,695	R$ 3,818,695	R$ 3,818,695
Common Shares (%)		100.00%	100.00%	100.00%
Preferred Shares (thousand)		R$ 3,679,836	R$ 3,679,835	R$ 3,679,836
Preferred Shares (%)		100.00%	100.00%	100.00%
Total Shares (thousand)		R$ 7,498,531	R$ 7,498,530	R$ 7,498,531
Total Shares (%)		100.00%	100.00%	100.00%
Free Float [Member]
Statement Line Items [Line Items]
Common Shares (thousand)	[2]	R$ 355,662	R$ 358,248	R$ 362,228
Common Shares (%)	[2]	9.30%	9.40%	9.50%
Preferred Shares (thousand)	[2]	R$ 383,466	R$ 386,053	R$ 390,032
Preferred Shares (%)	[2]	10.40%	10.50%	10.60%
Total Shares (thousand)	[2]	R$ 739,128	R$ 744,301	R$ 752,260
Total Shares (%)	[2]	9.90%	9.90%	10.00%

[1]	Companies of the Santander Spain Group.
[2]	Composed by Employees, Qatar Holding and other.